Cover	Jan. 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE
Document Period End Date	Jan. 09, 2024
Entity File Number	001-41512
Entity Registrant Name	Silo Pharma, Inc.
Entity Central Index Key	0001514183
Entity Tax Identification Number	27-3046338
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	677 N. Washington Boulevard
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	(718)
Local Phone Number	400-9031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SILO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false